1. Business Description and Basis of Presentation	1 Months Ended
Feb. 28, 2014
Notes
1. Business Description and Basis of Presentation

1. BUSINESS DESCRIPTION AND BASIS OF PRESENTATION

VitaCig, Inc. (the “Company”) was incorporated under the laws of the state of Nevada on January 22, 2014. VitaCig is a technology company that is engaged in the manufacturing and retailing of nicotine-free Electronic Cigarettes (“eCigs”) that are pre-packaged with vitamins, nutrients, and generic pharmaceuticals.

VitaCig, Inc. was originally formed as a wholly-owned subsidiary of mCig, Inc. On February 24, 2014 the company entered into a Contribution Agreement with mCig, Inc. In accordance with this agreement VitaCig, Inc accepted the contribution by mCig, Inc. of specific assets consisting solely of pending trademarks for the term “VitaCig” filed with the USPTO on January 18, 2014, and $500 in cash as contribution in exchange for 500,135,000 shares of common capital stock representing 100% of the shares outstanding of certain assets consisting of intellectual property and cash as contribution in exchange for 500,135,000 shares of common capital stock representing 100% of the shares outstanding of VitaCig, Inc.

The Company has not commenced significant operations and, in accordance with Accounting Standards Codification ("ASC") Topic 915 "Development Stage Entities", is considered a development stage company.